Note 7 - Capital Stock and Reserves (Details Textual)	3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares $ / shares shares	Sep. 30, 2023 CAD ($)	Mar. 31, 2024 CAD ($) $ / shares shares	Aug. 24, 2023 CAD ($) shares	Mar. 31, 2023 shares
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			36,000			238,500
Number of share options expired in share-based payment arrangement			52,500
Share-based arrangement, payment reserve, forfeited			$ 278,337
Number of share options exercised in share-based payment arrangement			(0)			36,000
Exercise price of outstanding share options (in CAD per share) | $ / shares						$ 4.95
Number of share options forfeited in share-based payment arrangement			52,500			80,300
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares) | shares	800,000		800,000	800,000		800,000	800,000	0
Class of warrants or rights outstanding, value	$ 428,663		$ 428,663	$ 428,663		$ 656,946	$ 823,597
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted, value			$ 100
Class of warrant or right outstanding 1 (in shares) | shares	43,325		43,325	43,325		49,039		5,765
Agent warrants [member] | Certain underwriters or agents [member]
Statement Line Items [Line Items]
Number of warrants issued during the period (in shares) | shares						40,000
The 2023 stock incentive plan [member]
Statement Line Items [Line Items]
Share-based compensation, number of shares authorized (in shares) | shares	850,000		850,000	850,000
Share options 1 [member]
Statement Line Items [Line Items]
Maximum percentage of outstanding stock allowed under share-based payment arrangement	10.00%		10.00%	10.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			36,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)			$ 3.91	$ 2.84
Share-based payment arrangement, award vesting period (Year)			5 years
Share-based payment arrangement, options, fair value	$ 112,200		$ 112,200	$ 112,200
Performance stock options [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			0
Number of share options expired in share-based payment arrangement						15,000
Number of share options exercised in share-based payment arrangement			0
Expense from share-based payment transactions	0	$ 15,787			$ 31,574
Number of share options forfeited in share-based payment arrangement			0
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares			28,818
Increase (decrease) in equity, evaluation and exploration assets option agreement			$ 100,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares			12,106
Increase (decrease) in equity, evaluation and exploration assets option agreement			$ 50,000
Tranche 2 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid			175
Legal and filing fees			22,869
Flow-through premium liability	57,012		57,012	57,012
Warrant premium	480,100		480,100	480,100
Commitment to incur expenses	$ 1,455,129		1,455,129	$ 1,455,129
Qualifying CEE			$ 88,972
Tranche 2 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement			247,471
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	$ 5.88		$ 5.88	$ 5.88
Proceeds from exercise of warrants			$ 1,455,129			$ 105,000
Tranche 2 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	4		$ 4	4
Weighted average trading price (in CAD per share) | $ / shares	6		6	6
Tranche 2 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	$ 3.4		$ 3.4	$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares	51		51	51
Class of warrant or right, granted, value			$ 100